Accumulated Other Comprehensive Income (Loss) - Changes in AOCI, net of tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period	$ 1,520,020,000		$ 583,065,000		$ 100,795,000
OCI before reclassifications	(795,977,000)		964,497,000		332,433,000
Amounts reclassified from AOCI	(85,692,000)		(9,038,000)		212,641,000
Tax (benefit) expense	98,306,000		(18,504,000)		(62,804,000)
Net current period OCI - net of tax	(783,363,000)		936,955,000		482,270,000
Balance, net of tax, end of period	736,657,000		1,520,020,000		583,065,000
Unrealized Gains (Losses) on Investments (1)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period	1,597,832,000	[1]	710,447,000	[1]	238,751,000	[1]
OCI before reclassifications	(742,767,000)	[1]	985,553,000	[1]	384,495,000	[1]
Amounts reclassified from AOCI	(119,970,000)	[1]	(81,679,000)	[1]	146,188,000	[1]
Tax (benefit) expense	90,450,000	[1]	(16,489,000)	[1]	(58,987,000)	[1]
Net current period OCI - net of tax	(772,287,000)	[1]	887,385,000	[1]	471,696,000	[1]
Balance, net of tax, end of period	825,545,000	[1]	1,597,832,000	[1]	710,447,000	[1]
Cumulative adjustments recorded to value of future policy benefit reserves, amount	44,700,000
OTTI Losses Recognized in AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period	(121,371,000)		(188,651,000)		(228,107,000)
OCI before reclassifications	0		0		0
Amounts reclassified from AOCI	32,193,000		67,580,000		42,171,000
Tax (benefit) expense	(12,000)		(300,000)		(2,715,000)
Net current period OCI - net of tax	32,181,000		67,280,000		39,456,000
Balance, net of tax, end of period	(89,190,000)		(121,371,000)		(188,651,000)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period	69,391,000		77,554,000		104,254,000
OCI before reclassifications	(62,932,000)		(6,798,000)		(49,067,000)
Amounts reclassified from AOCI	206,000		350,000		23,469,000
Tax (benefit) expense	7,868,000		(1,715,000)		(1,102,000)
Net current period OCI - net of tax	(54,858,000)		(8,163,000)		(26,700,000)
Balance, net of tax, end of period	14,533,000		69,391,000		77,554,000
Underfunded Pension Liability
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period	(27,506,000)		(17,521,000)		(14,899,000)
OCI before reclassifications	9,722,000		(14,258,000)		(2,995,000)
Amounts reclassified from AOCI	1,440,000		4,273,000		373,000
Tax (benefit) expense	0		0		0
Net current period OCI - net of tax	11,162,000		(9,985,000)		(2,622,000)
Balance, net of tax, end of period	(16,344,000)		(27,506,000)		(17,521,000)
Cash Flow Hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period	1,674,000		1,236,000		796,000
OCI before reclassifications	0		0		0
Amounts reclassified from AOCI	439,000		438,000		440,000
Tax (benefit) expense	0		0		0
Net current period OCI - net of tax	439,000		438,000		440,000
Balance, net of tax, end of period	$ 2,113,000		$ 1,674,000		$ 1,236,000

[1]	Amounts are net of cumulative adjustments recorded to the value of future policy benefit reserves of $44.7 million. These amounts were recorded during the year ended December 31, 2013.